Share-based compensation - Additional information (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) £ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 £ / shares	Sep. 30, 2020 £ / shares	Sep. 30, 2019 £ / shares
Share-based compensation
Weighted average exercise price | (per share)	£ 0.0001	$ 0.0001	£ 0.0001	£ 0.0001	£ 0.0001
Weighted average remaining contractual life	3 years
Options To Ordinary Shares Conversion Ratio	46.06	46.06